Prepayment and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepayment and Other Current Assets [Abstract]
Schedule of prepayment and other current assets
The following is a summary of prepayment and other current assets as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	RMB	RMB
Prepayment for value-added taxes	31,765	41,469
Prepayment for promotion fees	39,955	29,189
Loans to third parties and other related parties	26,424	22,569
Deferred expenses for learning services	45,683	19,919
Prepayment for content fees	8,785	13,407
Prepayment for technical support fees	7,762	11,226
Prepaid sales commission	8,277	6,670
Prepayment for rental expenses	2,213	3,142
Prepayment for share repurchases	8,370	1,602
Others	28,543	26,512

Total	207,777	175,705